Additional Information-Parent Company Only Condensed Financial Information Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	¥ 22,501	$ 3,171	¥ (112,873)	¥ 84,287
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(202,611)	(28,538)	(572,212)	339,822
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(100,015)	(14,087)	(13,586)	(216,743)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,865	1,670	55,862	(9,242)
Net increase/(decrease) in cash and cash equivalents	(268,260)	(37,784)	(642,809)	198,124
Cash and cash equivalents at beginning of year	694,420		1,331,968
Cash and cash equivalents at end of year	426,119	60,018	694,420	1,331,968
Parent company
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(7,914)	(1,115)	(54,390)	12,117
Cash flows from investing activities:
Purchase of short-term investments	(491,162)	(69,179)	(201,348)	(610,841)
Proceeds from maturities of short-term investments	411,184	57,914	318,785	549,344
Loans to Group companies	(178,985)	(25,210)	(82,766)	(446,270)
Repayments from Group companies	237,747	33,486	41,383	764,712
Net cash provided by/(used in) investing activities	(21,216)	(2,989)	76,054	256,945
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(125,426)	(17,666)	(14,247)	(216,743)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	19,684	2,774	79,877	(2,813)
Net increase/(decrease) in cash and cash equivalents	(134,872)	(18,996)	87,294	49,506
Cash and cash equivalents at beginning of year	143,100	20,155	55,806	6,300
Cash and cash equivalents at end of year	¥ 8,228	$ 1,159	¥ 143,100	¥ 55,806